Note 9 - Long-term Investments (Details) - Long-term Investments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
	$ 14,754,000	$ 16,121,000
Etrend [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Available For Sale - Noncurrent		1,284,000
Sigurd Cayman [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Cost Method Investments	7,200,000	7,200,000
X-FAB [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Cost Method Investments	4,968,000	4,968,000
PVEF [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Cost Method Investments	497,000	497,000
GEM [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Cost Method Investments	78,000	78,000
EMC [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Cost Method Investments	1,844,000	1,844,000
Verticil [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Cost Method Investments	167,000	250,000
Total Cost Method Investments [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
	14,754,000	14,837,000
Total Long Term Investments [Member]
Note 9 - Long-term Investments (Details) - Long-term Investments [Line Items]
Available For Sale - Noncurrent	$ 14,754,000	$ 16,121,000